Income tax - Composition of income tax (benefits)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Composition of income tax (benefits)/expense:
Chinese mainland	¥ 86
Non-Chinese mainland	(50)		¥ 402	¥ 243
Total current income tax expense	36		402	243
Chinese mainland			(144)	(232)
Non-Chinese mainland	(40)		(40)	(39)
Total deferred income tax benefit	(40)	$ (6)	(184)	(271)
Total income tax (benefits)/expense	¥ (4)	$ (1)	¥ 218	¥ (28)